UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228697-01

Central Index Key Number of issuing entity: 0001771200

CF 2019-CF1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228697

Central Index Key Number of depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

Central Index Key Number: 0001558761

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

KeyBank National Association

Central Index Key Number: 0001089877

CIBC Inc.

Central Index Key Number: 0001548567

(Exact names of sponsors as specified in their respective charters)

Christian Wall (212) 938-5000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

Date: August 28, 2026	By:	/s/Christian Wall
	Name:	Christian Wall
	Title:	Chief Executive Officer